UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing             New York, New York             May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $32,833
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number                      Name
--------------------                      ----

(1)  028-10548                            SLS Offshore Fund, Ltd.
(2)  028-13248                            SLS Investors, LP


                                                    FORM 13F INFORMATION TABLE
                                                       SLS MANAGEMENT, LLC

COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4    COLUMN 5          COLUMN 6       COLUMN 7         COLUMN 8
                                                         VALUE    SHS OR    SH/  PUT/ INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000) PRN AMT   PRN  CALL DISCRETION      MANAGERS  SOLE    SHARED  NONE
AMERICAN AXLE & MFG HLDGS IN  COM             024061103  2,402    240,649   SH        SHARED-DEFINED  (1), (2)  240,649
BARCLAYS BK PLC               IPATH SHRT ETN  06740C527  4,952    235,700   SH        SHARED-DEFINED  (1), (2)  235,700
BOFI HLDG INC                 COM             05566U108    585     42,000   SH        SHARED-DEFINED  (1), (2)   42,000
GAP INC DEL                   COM             364760108  2,326    100,650   SH        SHARED-DEFINED  (1), (2)  100,650
GENERAL GROWTH PPTYS INC      COM             370021107  2,076    129,000   SH        SHARED-DEFINED  (1), (2)  129,000
HAIN CELESTIAL GROUP INC      COM             405217100  2,390    137,500   SH        SHARED-DEFINED  (1), (2)  137,500
HEWITT ASSOCS INC             COM             42822Q100  4,188    105,285   SH        SHARED-DEFINED  (1), (2)  105,285
LINCOLN NATL CORP IND         COM             534187109  4,234    137,900   SH        SHARED-DEFINED  (1), (2)  137,900
MACYS INC                     COM             55616P104  3,268    150,100   SH        SHARED-DEFINED  (1), (2)  150,100
MEDCATH CORP                  COM             58404W109  1,311    125,175   SH        SHARED-DEFINED  (1), (2)  125,175
MGIC INVT CORP WIS            COM             552848103  2,769    252,400   SH        SHARED-DEFINED  (1), (2)  252,400
MGM MIRAGE                    COM             552953101  2,332    194,300   SH        SHARED-DEFINED  (1), (2)  194,300




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